Audit fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Disclosure of detailed information about auditors remuneration [Table Text Block]

Million euros	2025	2024
Fees for audit services	8.98	13.08
Fees for audit related services	0.70	0.71
Tax fees	0.61	0.02
Other non-audit services	—	—